Offerings	Nov. 20, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering Note	There is to be registered hereunder such indeterminate number or amount of securities of each identified class as may from time to time be issued by the registrants at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions. In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants hereby defer payment of the registration fee required in connection with this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantee of Debt Securities
Fee Rate	0.01381%
Offering Note	See Note 1. A subsidiary of Diamondback Energy, Inc., Diamondback E&P LLC, which is named as a Co-Registrant in this Registration Statement, and any of Diamondback Energy, Inc.'s other existing and/or future subsidiaries may jointly and severally, fully and unconditionally guarantee Diamondback Energy, Inc.'s payment obligations under any series of debt securities registered hereunder. No additional consideration will be received for the guarantees and, in accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of the debt securities being registered.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1.